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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farallon Capital Management, L.L.C.
Address:   One Maritime Plaza
           Suite 2100
           San Francisco, California 94111

Form 13F File Number: 28-03896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark C. Wehrly
Title:    Managing Member
Phone:    (415) 421-2132

Signature, Place, and Date of Signing:


/s/ Mark C. Wehrly        San Francisco, California          August 14, 2012
-------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     68

Form 13F Information Table Value Total:     $3,908,448
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number     Name

     1          28-06372          Farallon Partners, L.L.C.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE       SHARES/      SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT      PRN CALL DSCRETN MANAGERS     SOLE   SHARED NONE
------------------------------ ---------------- --------- ------------ ------------ --- ---- ------- -------- ------------ ---------
ADECOAGRO S A                  COM              L00849106          274       29,887 SH       OTHER   01             29,887
AMERICAN TOWER CORP NEW        COM              03027X100      123,391    1,765,000 SH       OTHER   01          1,765,000
AMYLIN PHARMACEUTICALS INC     COM              032346108       23,548      834,133 SH       OTHER   01            834,133
APPLE INC                      COM              037833100      129,765      222,200 SH       OTHER   01            222,200
ARIBA INC                      COM NEW          04033V203       13,428      300,000 SH       OTHER   01            300,000
BP PLC                         SPONSORED ADR    055622104       34,256      845,000 SH       OTHER   01            845,000
CAREFUSION CORP                COM              14170T101       14,894      580,000 SH       OTHER   01            580,000
CBS CORP NEW                   CL B             124857202      145,379    4,435,000 SH       OTHER   01          4,435,000
CHIQUITA BRANDS INTL INC       COM              170032809        3,784      756,727 SH       OTHER   01            756,727
COLLECTIVE BRANDS INC          COM              19421W100       15,101      705,000 SH       OTHER   01            705,000
CVS CAREMARK CORPORATION       COM              126650100       11,960      255,936 SH       OTHER   01            255,936
DELPHI AUTOMOTIVE PLC          SHS              G27823106        1,208       47,368 SH       OTHER   01             47,368
DIGITALGLOBE INC               COM NEW          25389M877        1,090       71,880 SH       OTHER   01             71,880
DOLE FOOD CO INC NEW           COM              256603101        3,193      363,636 SH       OTHER   01            363,636
EBAY INC                       COM              278642103       19,276      458,845 SH       OTHER   01            458,845
ENCANA CORP                    COM              292505104       13,907      667,636 SH       OTHER   01            667,636
EQUINIX INC                    COM NEW          29444U502       87,649      499,000 SH       OTHER   01            499,000
EXPRESS SCRIPTS HLDG CO        COM              30219G108       51,922      930,000 SH       OTHER   01            930,000
FEI CO                         COM              30241L109       31,958      668,028 SH       OTHER   01            668,028
FIDELITY NATL INFORMATION SV   COM              31620M106       57,084    1,675,000 SH       OTHER   01          1,675,000
FLIR SYS INC                   COM              302445101        3,163      162,182 SH       OTHER   01            162,182
FRESH DEL MONTE PRODUCE INC    ORD              G36738105        8,184      348,682 SH       OTHER   01            348,682
FUEL SYS SOLUTIONS INC         COM              35952W103        8,127      486,945 SH       OTHER   01            486,945
GENERAL DYNAMICS CORP          COM              369550108       73,545    1,115,000 SH       OTHER   01          1,115,000
GEN-PROBE INC NEW              COM              36866T103       61,650      750,000 SH       OTHER   01            750,000
GEORESOURCES INC               COM              372476101       32,400      885,000 SH       OTHER   01            885,000
GOODRICH CORP                  COM              382388106      431,460    3,400,000 SH       OTHER   01          3,400,000
GOOGLE INC                     CL A             38259P508      107,545      185,400 SH       OTHER   01            185,400
HORSEHEAD HLDG CORP            COM              440694305        2,122      213,100 SH       OTHER   01            213,100
HUDSON PAC PPTYS INC           COM              444097109      212,992   12,233,861 SH       OTHER   01         12,233,861
ILLUMINA INC                   COM              452327109       27,263      675,000 SH       OTHER   01            675,000
KINDER MORGAN INC DEL          COM              49456B101      129,710    4,025,764 SH       OTHER   01          4,025,764
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119       11,397    5,276,476 SH       OTHER   01          5,276,476
KNOLOGY INC                    COM              499183804       70,564    3,587,394 SH       OTHER   01          3,587,394
LIFE TECHNOLOGIES CORP         COM              53217V109       24,311      540,364 SH       OTHER   01            540,364
MERRIMACK PHARMACEUTICALS IN   COM              590328100       23,315    3,202,614 SH       OTHER   01          3,202,614
MICROSOFT CORP                 COM              594918104       76,322    2,495,000 SH       OTHER   01          2,495,000
MOLYCORP INC DEL               COM              608753109        5,392      250,200 SH       OTHER   01            250,200
NETAPP INC                     COM              64110D104      118,370    3,720,000 SH       OTHER   01          3,720,000
NEWS CORP                      CL A             65248E104      138,532    6,215,000 SH       OTHER   01          6,215,000
NOVADAQ TECHNOLOGIES INC       COM              66987G102        8,617    1,278,800 SH       OTHER   01          1,278,800
OAKTREE CAP GROUP LLC          UNIT 99/99/9999  674001201       59,015    1,669,460 SH       OTHER   01          1,669,460
ORACLE CORP                    COM              68389X105       94,357    3,177,000 SH       OTHER   01          3,177,000
OWENS ILL INC                  COM NEW          690768403      157,696    8,226,200 SH       OTHER   01          8,226,200
PALL CORP                      COM              696429307       65,216    1,189,847 SH       OTHER   01          1,189,847
PEP BOYS MANNY MOE & JACK      COM              713278109        9,900    1,000,000 SH       OTHER   01          1,000,000
POTASH CORP SASK INC           COM              73755L107        9,217      210,955 SH       OTHER   01            210,955
PRICELINE COM INC              COM NEW          741503403       91,637      137,900 SH       OTHER   01            137,900
QUALCOMM INC                   COM              747525103       73,498    1,320,000 SH       OTHER   01          1,320,000
ROCKWELL COLLINS INC           COM              774341101       75,900    1,538,000 SH       OTHER   01          1,538,000
SANOFI                         RIGHT 12/31/2020 80105N113        5,407    3,835,000 SH       OTHER   01          3,835,000
SCHLUMBERGER LTD               COM              806857108       15,358      236,600 SH       OTHER   01            236,600
STATE STR CORP                 COM              857477103      116,912    2,619,000 SH       OTHER   01          2,619,000
TARGET CORP                    COM              87612E106       98,129    1,686,356 SH       OTHER   01          1,686,356
TATA MTRS LTD                  SPONSORED ADR    876568502        4,337      197,514 SH       OTHER   01            197,514
TENET HEALTHCARE CORP          COM              88033G100        3,421      652,900 SH       OTHER   01            652,900
TOWN SPORTS INTL HLDGS INC     COM              89214A102       53,958    4,060,082 SH       OTHER   01          4,060,082
TRANSDIGM GROUP INC            COM              893641100      121,273      903,000 SH       OTHER   01            903,000
TUDOU HLDGS LTD                SPONSORED ADS    89903T107        5,209      155,400 SH       OTHER   01            155,400
ULTRA PETROLEUM CORP           COM              903914109        9,657      418,600 SH       OTHER   01            418,600
UNION PAC CORP                 COM              907818108      119,310    1,000,000 SH       OTHER   01          1,000,000
UNITED TECHNOLOGIES CORP       COM              913017109       71,980      953,000 SH       OTHER   01            953,000
VCA ANTECH INC                 COM              918194101       19,782      900,000 SH       OTHER   01            900,000
VISA INC                       COM CL A         92826C839      115,718      936,000 SH       OTHER   01            936,000
WEBMD HEALTH CORP              COM              94770V102        4,670      227,700 SH       OTHER   01            227,700
WELLPOINT INC                  COM              94973V107       55,178      865,000 SH       OTHER   01            865,000
WESTPORT INNOVATIONS INC       COM NEW          960908309       13,961      379,900 SH       OTHER   01            379,900
YAHOO INC                      COM              984332106       79,704    5,035,000 SH       OTHER   01          5,035,000